Personnel	12 Months Ended
Dec. 31, 2025
Personnel
Personnel

5 Personnel

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant.
Non-market based performance criteria are taken into account when estimating the number of shares expected to vest.
The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

	2023 GBPm	2024 GBPm	2025 GBPm
Staff costs
Wages and salaries	2,636	2,630	2,679
Social security costs	274	280	288
Pensions	142	144	145
Share based remuneration	56	66	63
Total staff costs	3,108	3,120	3,175

Staff costs above exclude cost of contractors and employer costs of benefits provided to employees but include amounts that are capitalised as part of capitalised development spend. The Group provides a number of share based remuneration schemes to directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP) and the Retention Share Plan (RSP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the shares at the date of grant. Conditional shares granted under LTIP and RSP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK, the US and the Netherlands. Further details are provided in the Remuneration Report on pages 100 to 120.

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	Restated	Restated		Restated	Restated
	2023	2024	2025	2023	2024	2025
Reported segment
Risk	11,100	11,000	11,800	10,900	11,000	11,400
Scientific, Technical & Medical	9,400	9,600	9,700	9,500	9,500	9,700
Legal	11,500	11,600	11,900	11,600	11,600	11,800
Exhibitions	3,500	3,300	3,400	3,500	3,500	3,300
Print & print-related activities	400	300	200	400	300	200
Sub-total	35,900	35,800	37,000	35,900	35,900	36,400
Corporate/shared functions	600	600	600	600	600	600
Total	36,500	36,400	37,600	36,500	36,500	37,000
Geographical location
North America	14,600	14,200	14,200	14,700	14,500	14,300
Europe	10,000	9,300	9,200	9,900	9,600	9,200
Rest of world	11,900	12,900	14,200	11,900	12,400	13,500
Total	36,500	36,400	37,600	36,500	36,500	37,000

* Reported to the nearest 100.

Refer to note 1 for further details of the restated numbers disclosed.

The number of UK full-time equivalents as at 31 December 2025 was 5,500 (2024: 5,600; 2023: 6,000) and the average during the year was 5,500 (2024: 5,700; 2023: 5,900).